Derivative Instruments and Hedging Activities (Details 2) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative, Collateral, Right to Reclaim Cash	$ 11.1	$ 17.9
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	1.6	0.3	$ 2.1
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Noncurrent	0.4	0.3	1.8
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(34.3)	(40.9)	(32.0)
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, noncurrent	(6.4)	(9.5)	(5.7)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	0.0	1.1	1.2
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(0.7)	0.0
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	0.0	0.2	1.5
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	$ (0.2)	$ (0.3)	$ (4.2)